Significant related party transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Significant related party transactions
23. Significant related party transactions
Related Party relationships with shareholders with significant influence
Keith Liddell, Chris von Christierson, and Peter Smedvig are the founding shareholders of Lifezone and they and members of their immediate family are related parties, some with significant influence over the affairs of Lifezone. The three founding shareholders (including the members of their immediate families) are long-term financial supporters of the business and are not considered to be related to each other and are not considered to control or jointly control the financial and operating policy decisions of Lifezone. Lifezone has no commercial relationships with Peter Smedvig beyond his shareholding in Lifezone and no compensation or transfer of resources took place during the reporting period with Peter Smedvig and known family members.
The Liddell family holdings are in aggregate approximately 30% of all outstanding Lifezone shares as of December 31, 2024, making Keith Liddell and members of his immediate family related parties with significant influence over the affairs of Lifezone. Keith Liddell is a director of various group companies and was the Chair of Lifezone Holdings until the listing on the NYSE, when he became the Chair of Lifezone. Mr. Liddell is also retained as a consultant to provide metallurgical engineering services to Lifezone in matters related to metals recovery and the design, engineering, commissioning, and operation of Lifezone’s metals and minerals projects. This commercial agreement between Lifezone and Keith Liddell replaced an earlier agreement with Keshel Consult Limited, which was terminated on June 30, 2023, and replaced with a commercial agreement between Lifezone and Keith Liddell directly with effect from July 1, 2023.
Keith Liddell is the father of Natasha Liddell and of Simon Liddell and the stepfather of Charles Liddell, who is the owner / partner in the Australian company Integrated Finance Limited, which provides IT services to KNL and LZL. Simon Liddell is an employee of LZAP. He was also a director of LZAP and resigned from his role with effect from July 1, 2024. Natasha Liddell was an employee of LZAP and a member of the Executive Committee and departed from her role as Chief Sustainability Officer of Lifezone, effective February 16, 2024. Keith Liddell holds his shares jointly with his wife Shelagh Jane Liddell, who has not received compensation during the reporting period and has no commercial agreement with Lifezone.
Chris von Christierson was a director at various group companies but resigned as a non-executive director from the boards of Lifezone Holdings, LZL and KNL with effect from August 31, 2023. He no longer holds any directorships with any group company.
The holdings in trusts where family members of Chris von Christierson are beneficiaries are classified as true trust holdings managed by professional trustees, making Chris von Christierson and close family members non-related parties with significant influence. His son, Anthony von Christierson, is employed by LZSL.
Refer to section on transactions with significant shareholders and their extended family for payments made under the above agreements.
Directorships as at December 31, 2024

Name of entity	Type	Keith Liddell
Lifezone Asia-Pacific Pty Ltd	Subsidiary	●
Simulus Pty Ltd	Subsidiary	●
The Simulus Group Pty Ltd	Subsidiary	●
Kabanga Holdings Limited	Subsidiary	●
Romanex International Limited	Subsidiary	●
Tembo Nickel Mining Company Limited	Subsidiary	●
Tembo Nickel Refining Company Limited	Subsidiary	●
Tembo Nickel Corp. Limited	Subsidiary	●
Resignations and appointments for the year ended December 31, 2024:
•Simon Liddell resigned from LZAP with effect from July 1, 2024
•Natasha Liddell resigned as Chief Sustainability Officer with effect from February 16, 2024.
Resignations and appointments for the year ended December 31, 2023:
Chris von Christierson resigned on August 31, 2023, from:
•Lifezone Holdings Limited,
•Lifezone Limited.
•Kabanga Nickel Limited.
•KellTech Limited.
•Tembo Nickel Mining Company Limited.
•Tembo Nickel Refining Company Limited; and
•Tembo Nickel Corp. Limited.
Natasha Liddell resigned on September 11, 2023, from:
•Lifezone Holdings Limited; and
•Lifezone Limited.
Keith Liddell resigned on September 11, 2023, from:
•Lifezone Holdings Limited,
•Lifezone Limited,
•LZ Services Limited,
•Kabanga Nickel Limited,
•Kelltech Limited; and
•Kelltechnology South Africa (RF) (Pty) Ltd.
Keith Liddell was appointed on July 6, 2023, as a director of LZL. Keith Liddell was appointed on July 18, 2023, as a director of:
•Simulus Pty Ltd; and
•The Simulus Group Pty Ltd.
Directors’ fees
Keith Liddell was appointed on July 6, 2023, as a director of Lifezone. Lifezone has a director service contract agreement with Keith Liddell as a director of Lifezone Metals. For the year ended December 31, 2024, Keith Liddell, was paid $110,000 (December 31, 2023: $55,000).
LZL had a directorship agreement with Keith Liddell as a director of LZL, a wholly owned subsidiary of Lifezone, For the year ended December 31, 2024, Keith Liddell, was paid $nil (December 31, 2023: $19,583). This agreement with Keith Liddell was terminated on August 31, 2023.
KNL had a directorship agreement with Keith Liddell as a director of KNL, a wholly owned subsidiary of Lifezone, For the year ended December 31, 2024, Keith Liddell, was paid $nil (December 31, 2023: $19,583). This agreement with Keith Liddell was terminated on August 31, 2023.
Natasha Liddell was not paid for the role of director of Lifezone Holdings and LZL before resigning on September 11, 2023.
Related party loans
From the time of the NYSE listing Lifezone has a policy not to provide personal loans to directors or members of the Executive Committee.
Lisa Smith, an employee and shareholder, who is not a director or officer and is not considered to hold significant influence over Lifezone, has a loan of $75,000 with LZL as at December 31, 2024 (December 31, 2023: $75,000). This loan was fully repaid on January 13, 2025.
Remuneration of key management personnel

	2024	2023	2022
	$	$	$
Salary, wages and consultancy fees [1]	4,187,722	3,651,073	2,554,359
Bonuses [1]	305,473	512,524	2,137,721
Post-employment benefits (pension)	116,150	125,591	361,955
Total remuneration	4,609,345	4,289,188	5,054,035
[1] The amounts disclosed include expenses incurred during the reporting period in connection to the employment of and consulting agreements entered into with key management personnel.
Share-based payments to key management personnel

	2024	2023	2022
	$	$	$
Share-based expense - Lifezone Holdings shareholder earnout	-	110,611,407	-
Share-based payment expense - restricted stock units [2]	5,152,163	-	-
Total	5,152,163	110,611,407	-
[2] Amounts include vested RSUs only. The fair value of unvested RSUs granted to key management personnel during the year ended December 31, 2024, was $7,043,667.

Keith Liddell	Chairman
Chris Showalter	Chief Executive Officer
Ingo Hofmaier	Chief Financial Officer (joined June 29, 2023)
Dr Michael Adams	Chief Technology Officer
Gerick Mouton	Chief Operating Officer
Benedict Busunzu	TNCL Chief Executive Officer
Spencer Davis	Chief Legal Officer (joined March 1, 2023)
Natasha Liddell	Chief Sustainability Officer (resigned February 16, 2024)
Anthony von Christierson	Senior Vice President: Commercial and Business Development
Evan Young	Senior Vice President: Investor Relations and Capital Markets (joined October 10, 2023)
Transactions with significant shareholders, their extended families and key management personnel
Lifezone had a commercial agreement with Keshel Consult Limited for the engagement of Keith Liddell as a technical consultant of LZL. This commercial agreement between LZL and Keshel Consult Limited was terminated on June 30, 2023, and replaced with a commercial agreement between LZL and Keith Liddell directly with effect from July 1, 2023.
Mr. Charles Liddell (stepson of Mr. Keith Liddell) is the owner / partner in the Australian firm Integrated Finance Limited for the provision of IT services to LZL as well as to KNL. The commercial agreement between LZL and Integrated Finance Limited was terminated on December 31, 2023.
Natasha Liddell (the daughter of Mr. Keith Liddell) was a paid employee of LZAP until February 16, 2024. On April 30, 2024, KNL engaged Atlas Sustainability in relation to the creation of parts of the ESG sections of the Kabanga Nickel Project Definitive Feasibility Study. Atlas Sustainability was considered a related party, as the work was undertaken by Natasha Liddell as principal consultant of Atlas Sustainability.
Mr. Simon Liddell (the son of Mr. Keith Liddell) is a paid employee of LZAP. He is Vice President Mining and has extensive underground mining experience, having joined from Gold Fields in Australia in 2022.
LZL had a commercial agreement with Southern Prospecting (UK) Limited for the engagement of Chris von Christierson as a consultant of LZL, in respect of mining projects and management. This commercial agreement with Southern Prospecting (UK) Limited was terminated on August 31, 2023.
LZL had a commercial agreement with Transition Resources Limited for the engagement of Anthony von Christierson as a consultant of LZL. This commercial agreement with Transition Resources Limited was terminated on July 31, 2023. As of August 1, 2023, Anthony von Christierson is an employee of LZSL, as Senior Vice President: Commercial and Business Development.
Lifezone had a commercial agreement with Fugue Pte Limited for the engagement of Mike Adams as a technical consultant of LZL. This commercial agreement between Lifezone and Fugue Pte Limited was terminated on June 30, 2023. Lifezone has a commercial agreement with Airvolution Co., an entity controlled by Mike Adams, with effect from July 1, 2022.
Mr. Jonathan Adams (the son of Mike Adams) is a Senior Metallurgist at Lifezone.
Details of transactions of the above can be found in the following sections.
Transactions with related party entities providing consultancy to Lifezone:

Consultancy fees and bonuses
Engagement Party	Related Person	Engagement with	2024	2023	commenced	ended
Transition Resources Limited	Anthony von Christierson	LZL	-	163,193	March 21, 2022	July 31, 2023
Atlas Sustainability	Natasha Liddell	KNL	59,775	-	April 29, 2024	September 27, 2024
Airvolution Co. Limited	Mike Adams	LZL/LZSL	600,671	625,935	July 1, 2022
LZ Advisory LLC	Christopher Showalter	LZL	231,532	957,682	March 15, 2022	April 30, 2024
Southern Prospecting (UK) Limited	Chris von Christierson	LZL	-	68,819	April 3, 2019	August 31, 2023
Keshel Consult Limited	Keith Liddell	LZL	-	391,735	March 15, 2022	June 30, 2023
Keith Liddell	Keith Liddell	LZL	739,898	132,048	July 7, 2023
Integrated Finance WA PTY Ltd	Charles Liddell	LZL	3,465	37,345	March 23, 2022	December 31, 2023
NewVision Metals PTE. Limited	Gerick Mouton	LZL/LZSL	479,717	425,000	June 2, 2022
EJMY Consulting	Evan Young	LZL/LZSL	192,829	42,117	October 10, 2023	November 3 2024
			2,307,887	2,843,874
RSUs (granted and vested)
Engagement Party	Related Person	Engagement with	2024	2023	commenced	ended
Airvolution Co. Limited	Mike Adams	LZL/LZSL	768,000	-	July 1, 2022
NewVision Metals PTE. Limited	Gerick Mouton	LZL/LZSL	768,000	-	June 2, 2022
EJMY Consulting	Evan Young	LZL/LZSL	32,160	-	October 10, 2023	November 3, 2024
			1,568,160	-

Total compensation to consultants			3,876,047	2,843,874

Family members of significant shareholders who are employed by Lifezone:

	Engagement with	2024	2023
Wages and Bonuses
Natasha Liddell [1]	LZAP	87,709	320,195
Simon Liddell	LZAP	313,561	284,047
Jonathan Adams	LZAP	133,721	-
Anthony von Christierson [2]	LZSL	335,827	122,386
		870,818	726,628

RSUs (granted and vested)		2024	2023
Natasha Liddell [1]	LZAP	768,000	-
Simon Liddell	LZAP	511,840	-
Anthony von Christierson [2]	LZSL	768,000	-
		2,047,840	-

Total		2,918,658	726,628

RSU amounts are based on the fair value at grant date (see Note 26 for details).
[1] Resigned on February 16, 2024
[2] Employee since August 1, 2023
Related party revenue
Lifezone had sales to related parties as follows:

	2024	2023	2022
	$	$	$
Transactions with joint ventures
Kellplant Proprietary Ltd	-	129,680	1,510,830
Kelltechnology SA Proprietary Ltd	-	684,407	1,344,039
Consulting and management fee revenue	-	814,087	2,854,869
Revenue is attributable to hydrometallurgical consulting related to mineral beneficiation operations of joint ventures. LZL has a 50% interest in Kelltech, a joint venture with SRL. LZL has an indirect 33.33% interest in Kelltechnology SA Proprietary Ltd ("KTSA"), a subsidiary of Kelltech, and Kellplant, a wholly owned subsidiary of KTSA as disclosed in detail in Note 29.
Related party receivables
Lifezone had receivables due from related parties as at:

	December 31, 2024	December 31 2023
	$	$
Balances with related parties
BHP	23,133	-
KTSA	-	1,433,243
Total	23,133	1,433,243

Balances with management personnel
Related party receivables - Interest free	75,000	75,000
Total	75,000	75,000

Total related party receivables	98,133	1,508,243
Receivables from related parties
Relate to short term services to and payments on behalf of related parties. During the year ended December 31, 2024, receivables from KTSA were impaired by $478,558.
Balances with management personnel
Related party receivables - Interest free
In 2020, Lifezone provided loans to shareholders who were working for Lifezone amounting to $375,000. As of December 31, 2024, a loan to Lisa Smith of $75,000 was still outstanding. This loan was repaid on January 13, 2025.
Related party receivables - Interest bearing
In 2018, Lifezone provided an unsecured interest-bearing loan to Chris Showalter based on a Sterling Overnight Indexed Average (2021: London Inter-Bank Offered Rate), plus 3%, which was repayable on demand.
The loan was fully repaid with interest on July 5, 2023. For the year ended December 31, 2023, interest amounted to $6,841.
Related party payables

	December 31 2024	December 31 2023
	$	$
Balances with management personnel
Related party payables	125,329	132,048
Total	125,329	132,048
Related party payables
These relate to short term services payments. The amount above relates to services invoiced by Keith Liddell, Airvolution Co. Limited and NewVision Metals PTE Limited to Lifezone that remained outstanding as at December 31, 2024 and December 31, 2023.